CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Schedule of Goodwill for Impairment Tests) (Details)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of critical accounting estimates and judgements [Abstract]
Terminal growth rate	0.90%	0.50%	(0.90%)
After-tax discount rate	9.30%	9.80%	10.30%
Pre-tax discount rate	11.20%	11.90%	13.40%